UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 2008

Check here if Amendment []; Amendment Number: ______
This Amendment (Check only one.): [] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Perennial Investment Partners Pty Ltd
Address: Level 19 , 56 Pitt Street


Form 13F File Number: 28-12453

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Bill AnastasopoulosTitle: Head of Legal and
CompliancePhone: +612 8274 2748

Signature, Place, and Date of Signing:

Sydney NSW August 14,2008

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT.
(Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number Name

28-01190_ Frank Russell Company




FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 1
Form 13F
Information Table Entry Total:   62
Form 13F
Information Table Value Total: 451,767 (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect
to which this report is filed, other
than the manager filing this report.



No. Form 13F File Number Name

1 28-01190 Frank Russell Company


FORM 13F INFORMATION TABLE


NAME	OF ISSUER	TITLE OF CLASS	CUSIP	VALUE	SHARES/PRN AMT	SHARES/	PUT / CALL
			(x $1000)		PRN		DISCRETN	MANAGERS	SOLE

	INVESTMENT	OTHER	VOTING

ACTIVISION INC			COM	00507V109	 2,997 	 87,975 	SH		SOLE	01	 87,975
ADOBE SYSTEMS INC		COM	00724F101	 1,957 	 49,688 	SH		SOLE	01	 49,688
ALCOA INC                	COM	013817101	 2,315 	 65,000 	SH		SOLE	01	 65,000
ALEXANDRIA REAL EST      	COM	015271109	 52,570  540,065 	SH		SOLE	01	 540,065
AMERICA MOVIL SAB 	SPONSORED ADR	02364W105	 2,611 	 49,500 	SH		SOLE	01	 49,500
AMERICAN INT GROUP       	COM	026874107	 1,310 	 49,500 	SH		SOLE	01	 49,500
APACHE CORP              	COM	037411105	 3,607 	 25,950 	SH		SOLE	01	 25,950
APPLE INC                	COM	037833100	 335 	 2,000 		SH		SOLE	01	 2,000
BARRICK GOLD CORP        	COM	067901108	 3,088 	 66,250 	SH		SOLE	01	 66,250
BOEING CO                	COM	097023105	 1,249 	 19,000 	SH		SOLE	01	 19,000
BROOKFIELD PRPTY CRP     	COM	112900105	 5,678 	 309,940 	SH		SOLE	01	 309,940
CATERPILLAR INC          	COM	149123101	 2,022 	 27,391 	SH		SOLE	01	 27,391
CHINA MEDICAL TECH	SPONSORED ADR	169483104	 593 	 12,000 	SH		SOLE	01	 12,000
CIA VALE DO RIO DOCE	SPONSORED ADR	204412209	2,388	66,679 		SH		SOLE	01	 66,679
COACH INC                	COM	189754104	 182 	 6,300 		SH		SOLE	01	 6,300
COCA COLA COMPANY        	COM	191216100	 1,300 	 25,000 	SH		SOLE	01	 25,000
CVS CORP                 	COM	126650100	 2,279 	 57,600 	SH		SOLE	01	 57,600
DESARROLLADO-ADR	SPONSORED ADR	25030W100	 2,929 	 50,000 	SH		SOLE	01	 50,000
DIGITAL REALTY TRUST		COM	253868103	 84,815  2,073,204 	SH		SOLE	01	 2,073,204
DOUGLAS EMMETT INC		COM	25960P109	 34,174  1,555,477 	SH		SOLE	01	 1,555,477
DUPONT FABROS			COM	26613Q106	 19,868 1,065,899 	SH		SOLE	01	 1,065,899
EMBRAER	EM BRAS	AERO	SPONSORED ADR	29081M102	1,301	49,100		SH		SOLE	01	 49,100
ENCANA CORP              	COM	292505104	 2,745 	 29,400 	SH		SOLE	01	 29,400
ESSEX PROPERTY TRUST     	COM	297178105	 8,262 	 77,576 	SH		SOLE	01	 77,576
FOCUS MEDIA HOLDING 	SPONSORED ADR	34415V109	 715 	 25,800 	SH		SOLE	01	 25,800
GAMESTOP CORP NEW        	COM	36467W109	 1,474 	 36,494 	SH		SOLE	01	 36,494
GENERAL ELECTRIC CO      	COM	369604103	 3,107 	 116,400 	SH		SOLE	01	 116,400
HARLEY DAVIDSON INC      	COM	412822108	 212 	 5,860 		SH		SOLE	01	 5,860
ICICI BANK LTD    	SPONSORED ADR	45104G104	 288 	 10,000 	SH		SOLE	01	 10,000
INTEL CORPORATION        	COM	458140100	 215 	 10,000 	SH		SOLE	01	 10,000
JOHNSON AND JOHNSON      	COM	478160104	 1,351 	 21,000 	SH		SOLE	01	 21,000
JOY GLOBAL INC           	COM	481165108	 3,943 	 52,000 	SH		SOLE	01	 52,000
KBR INC                  	COM	48242W106	 3,019 	 86,482 	SH		SOLE	01	 86,482
KIMCO REALTY CORP        	COM	49446R109	 9,389 	 271,974 	SH		SOLE	01	 271,974
KOHLS CORPORATION        	COM	500255104	 182 	 4,550 		SH		SOLE	01	 4,550
MERCADOLIBRE INC         	COM	58733R102	 448 	 12,988 	SH		SOLE	01	 12,988
MERRILL LYNCH AND CO     	COM	590188108	 47 	 1,475 		SH		SOLE	01	 1,475
NEWS CORP INC - CL B     	COM	65248E203	 1,347 	 87,740 	SH		SOLE	01	 87,740
NEXEN INC                	COM	65334H102	 3,899 	 95,900 	SH		SOLE	01	 95,900
NII HOLDINGS INC B       	COM	62913F201	 1,330 	 28,000 	SH		SOLE	01	 28,000
OAO GAZPROM NPV ADR	SPONSORED ADR	368287207	 753 	 12,988 	SH		SOLE	01	 12,988
ORACLE CORPORATION       	COM	68389X105	 1,861 	 88,600 	SH		SOLE	01	 88,600
PERFECT WORLD ADR 	SPONSORED ADR	71372U104	 425 	 17,000 	SH		SOLE	01	 17,000
PETROLEO BRASIL-ADR	SPONSORED ADR	71654V408	5,142 	 72,600 	SH		SOLE	01	 72,600
PHILIP MORRIS INTL       	COM	718172109	 1,531 	 31,000 	SH		SOLE	01	 31,000
PROLOGIS                 	COM	743410102	 354 	 6,518 		SH		SOLE	01	 6,518
PUBLIC STORAGE           	COM	74460D109	 15,108 187,008 	SH		SOLE	01	 187,008
QUALCOMM INC             	COM	747525103	 2,396 	 54,000 	SH		SOLE	01	 54,000
REGENCY CENTERS CORP     	COM	758849103	 17,754 300,304 	SH		SOLE	01	 300,304
SCHLUMBERGER LTD         	COM	806857108	 3,137 	 29,200 	SH		SOLE	01	 29,200
SHAW GROUP INC           	COM	820280105	 1,545 	 25,000 	SH		SOLE	01	 25,000
SIMON PROPERTY GROUP     	COM	828806109	 63,525 706,701 	SH		SOLE	01	 706,701
SPIRIT AEROSYS HLDG      	COM	848574109	 1,132 	 59,000 	SH		SOLE	01	 59,000
SUNCOR ENERGY INC        	COM	867229106	 1,930 	 32,600 	SH		SOLE	01	 32,600
TANGER FACTORY OUT       	COM	875465106	 22,166 616,928 	SH		SOLE	01	 616,928
TAUBMAN CENTERS INC      	COM	876664103	 33,312 684,733 	SH		SOLE	01	 684,733
TRANSOCEAN INC           	COM	G90073100	 1,599 	 10,494 	SH		SOLE	01	 10,494
VANTAGE DRILLING CO      	COM	G93205113	 691 	 80,000 	SH		SOLE	01	 80,000
VORNADO REALTY TRUST     	COM	929042109	 1,434 	 16,300 	SH		SOLE	01	 16,300
WACHOVIA CORP            	COM	929903102	 40 	 2,550 		SH		SOLE	01	 2,550
WAL-MART DE MEXICO	SPONSORED ADR	93114W107	 2505	 63585		SH		SOLE	01	 63585
ZIMMER HOLDINGS INC      	COM	98956P102	 1884	 27700		SH		SOLE	01	 27700